UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2009

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
ASSET-BACKED SECURITIES 21.77%

Automobile 12.02%
BMW Vehicle Owner Trust 2006-A A3	5.13%	9/27/2010	0.16	$136	$135,931
Capital Auto Receivables Asset Trust 2006- 1 A4	5.04%	5/17/2010	0.13	662	663,577
Capital Auto Receivables Asset Trust 2007- 1 A3A	5.00%	4/15/2011	0.41	605	605,836
Capital One Prime Auto Receivables Trust 2006-1 A3	4.99%	9/15/2010	0.09	167	167,006
Capital One Prime Auto Receivables Trust 2006-2 A3	4.98%	9/15/2010	0.07	175	174,978
Capital One Prime Auto Receivables Trust 2007- 2 A3	4.89%	1/15/2012	0.60	1,558	1,570,702
Carmax Auto Owner Trust 2006-2 A3	5.15%	2/15/2011	0.31	680	684,008
Carmax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	0.69	471	477,133
Chase Manhattan Auto Owner Trust 2006-B A3	5.13%	5/15/2011	0.31	689	693,671
Daimler Chrysler Auto Trust 2005-B A4	4.20%	7/8/2010	0.18	381	381,123
Daimler Chrysler Auto Trust 2006-A A3	5.00%	5/8/2010	0.03	109	108,934
Daimler Chrysler Auto Trust 2006-B A3	5.33%	8/8/2010	0.16	364	364,778
Daimler Chrysler Auto Trust 2006-D A3	4.98%	2/8/2011	0.38	213	213,802
Ford Credit Auto Owner Trust 2005-C A4	4.36%	6/15/2010	0.23	173	173,659
Ford Credit Auto Owner Trust 2006-B A3	5.26%	10/15/2010	0.24	309	309,791
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	0.99	1,375	1,351,977
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	0.75	358	352,838
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	0.33	377	374,631
USAA Auto Owner Trust 2005-2 A4	4.17%	2/15/2011	0.41	366	365,951
USAA Auto Owner Trust 2006-1 A3	5.01%	9/15/2010	0.04	35	34,641
USAA Auto Owner Trust 2006-3 A3	5.36%	2/15/2011	0.19	70	70,452
USAA Auto Owner Trust 2006-4 A3	5.01%	6/15/2011	0.36	1,018	1,027,195
USAA Auto Owner Trust 2007-2 A3	4.90%	2/15/2012	0.60	870	879,530
World Omni Auto Receivables Trust 2005-A A4	3.82%	11/14/2011	0.52	986	986,429
World Omni Auto Receivables Trust 2005-B A4	0.565%#	9/20/2012	0.50	696	686,794
World Omni Auto Receivables Trust 2006-B A3	5.15%	11/15/2010	0.14	331	332,241
World Omni Auto Receivables Trust 2007-A A3	5.23%	2/15/2011	0.19	432	433,960
Total					13,621,568

Credit Cards 9.64%
BA Credit Card Trust 2006-A10	0.536%#	2/15/2012	0.03	775	766,115
BA Credit Card Trust 2007-A7	0.556%#	8/15/2012	0.02	750	728,495
Capital One Multi-Asset Execution Trust 2005-A3	4.05%	3/15/2013	1.07	1,100	1,091,825
Chase Issuance Trust 2005-A5	0.576%#	2/15/2012	0.03	1,060	1,055,437
Chase Issuance Trust 2007-A14	0.806%#	9/15/2011	0.03	1,565	1,549,434
Chase Issuance Trust 2008-A7	1.206%#	11/15/2011	0.03	400	395,030
Citibank Credit Card Issuance Trust 2002-A8	0.723%#	11/7/2011	0.00	650	639,973
Citibank Credit Card Issuance Trust 2004-A3	1.229%#	7/25/2011	0.06	620	614,757
Citibank Credit Card Issuance Trust 2007-A2	1.241%#	5/21/2012	0.12	834	808,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)  (continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
Credit Cards (continued)
Citibank Credit Card Issuance Trust 2008-A3	1.436%#	5/18/2011	0.05	$550	$548,670
Discover Card Master Trust I 2006-2 A1	0.556%#	1/17/2012	0.03	900	890,674
MBNA Credit Card Master Note Trust 2002-A5	0.736%#	10/17/2011	0.03	900	897,459
MBNA Credit Card Master Note Trust 2004-A10 A	0.636%#	3/15/2012	0.03	950	937,480
Total					10,923,480

Home Equity 0.11%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	0.73	155	129,592

Total Asset-Backed Securities (cost $24,776,352)					24,674,640

CORPORATE BONDS 4.92%

Banking 0.88%
Societe Financement de l’Economie Francaise (France)†(a)	2.125%	1/30/2012	2.73	1,000	999,972

Electronics 0.41%
Tyco Electronics Group (Luxembourg)(a)	6.00%	10/1/2012	3.01	540	459,862

Environmental 0.41%
Hospira, Inc.	1.712%#	3/30/2010	0.23	500	466,461

Food: Wholesale 0.06%
Corn Products International, Inc.	8.45%	8/15/2009	0.36	65	65,679

Gas Distribution 0.50%
KeySpan Gas East Corp.	7.875%	2/1/2010	0.79	300	308,027
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	2.14	250	253,203
Total					561,230

Investments & Miscellaneous Financial Services 0.48%
Fiserv, Inc.	6.125%	11/20/2012	3.14	300	297,042
Goldman Sachs Group, Inc. (The)	4.50%	6/15/2010	1.14	250	249,536
Total					546,578

Machinery 0.57%
Steelcase, Inc. Class A	6.50%	8/15/2011	2.14	650	644,171

Media: Diversified 0.38%
Time Warner, Inc.	6.75%	4/15/2011	1.82	425	431,547

Steel Producers/Products 0.02%
Allegheny Technologies, Inc.	8.375%	12/15/2011	2.30	25	24,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)  (continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Modified Duration		Principal Amount (000)	Value
Telecommunications: Integrated/Services 0.90%
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	3.16	$700		$729,196
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	3.89		325	292,152
Total						1,021,348

Tobacco 0.31%
Reynolds American, Inc.	6.50%	7/15/2010	1.20		350	350,896

Total Corporate Bonds (cost $5,725,359)						5,572,096

FOREIGN BONDS(b) 1.29%

Hungary 0.64%
Hungary Government Bond	8.25%	10/12/2009	0.48	HUF	171,000	726,781

Mexico 0.65%
Mexican Bonos	8.50%	6/23/2011	0.00	MXN	9,900	730,916

Total Foreign Bonds (cost $1,472,560)						1,457,697

GOVERNMENT SPONSORED ENTERPRISES BONDS 0.11%

Federal Republic of Brazil (Brazil)(a)	6.00%	1/17/2017	6.08	$100		100,250
Republic of Panama (Panama)(a)	7.25%	3/15/2015	4.77		30	30,750

Total Government Sponsored Enterprises Bonds (cost $136,998)						131,000

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.94%

Federal Home Loan Mortgage Corp.	3.50%	5/1/2010	0.66		186	186,698
Federal Home Loan Mortgage Corp. (d)	3.50%	9/1/2010	0.75		562	560,377
Federal Home Loan Mortgage Corp.	4.00%	5/1/2011	1.15		124	126,005
Federal Home Loan Mortgage Corp.	4.00%	7/1/2010	0.68		265	267,225
Federal Home Loan Mortgage Corp.(c)	5.72%#	11/1/2037	3.04		855	887,987
Federal Home Loan Mortgage Corp.	7.00%	2/1/2032	3.26		51	54,977
Federal National Mortgage Assoc.	3.50%	10/1/2010	0.79		102	103,341
Federal National Mortgage Assoc.	4.00%	8/1/2010	0.72		184	187,833
Federal National Mortgage Assoc.	4.00%	10/1/2010	0.79		138	140,399
Federal National Mortgage Assoc.	4.00%	11/1/2010	0.79		337	342,902
Federal National Mortgage Assoc.	4.00%	1/1/2011	0.83		328	334,507
Federal National Mortgage Assoc. (d)	4.00%	6/1/2011	1.15		1,230	1,252,690
Federal National Mortgage Assoc.	5.256%#	8/1/2038	2.10		1,250	1,287,404
Federal National Mortgage Assoc.	5.488%#	4/1/2036	1.54		219	226,626
Federal National Mortgage Assoc.	5.548%#	4/1/2036	1.62		115	119,076
Federal National Mortgage Assoc.	5.653%#	8/1/2036	2.27		419	434,447
Federal National Mortgage Assoc.	5.912%#	5/1/2036	2.13		210	215,614

Total Government Sponsored Enterprises Pass-Throughs (cost $6,588,853)						6,728,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)  (continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES 61.90%

Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	1.06	$1,387	$1,359,872
Banc of America Commercial Mortgage, Inc. 2004-2 A2	3.52%	11/10/2038	0.00	125	125,185
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	0.39	357	354,670
Banc of America Commercial Mortgage, Inc. 2005-1 A3	4.877%	11/10/2042	0.73	105	98,691
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%	7/10/2043	1.00	1,887	1,768,153
Banc of America Commercial Mortgage, Inc. 2005-5 A1	4.716%	10/10/2045	0.88	1,238	1,231,001
Banc of America Commercial Mortgage, Inc. 2006-2 A1	5.611%	5/10/2045	1.15	895	894,517
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	0.96	456	456,380
Banc of America Commercial Mortgage, Inc. 2006-6 A1	5.226%	10/10/2045	1.42	284	281,183
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%	10/15/2036	1.05	271	271,712
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	1.55	529	515,071
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR4 A1	4.361%	6/11/2041	0.20	343	342,081
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A2	4.133%	11/11/2041	0.39	1,477	1,463,465
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	1.44	1,405	1,297,516
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	2.18	121	102,708
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	0.55	250	248,716
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	0.71	416	413,001
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	0.65	503	501,490
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	1.23	540	503,726
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	1.26	632	628,145
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 A1	5.546%	9/11/2038	1.08	981	979,034
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A2	5.426%	9/11/2041	2.10	730	644,343
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	1.67	186	183,986
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A1	5.415%	4/12/2038	0.94	492	491,114
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T26 A1	5.145%	1/12/2045	1.82	188	183,712
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%	9/11/2042	2.09	1,192	1,167,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)  (continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	0.57	$275	$273,240
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	0.80	1,240	1,180,125
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.575%#	1/15/2046	3.46	920	791,379
Commercial Mortgage Pass-Through Certificates 2005-C6 A1	4.735%	6/10/2044	0.45	395	393,264
Credit Suisse Mortgage Capital Certificates 2006-C3 A1	4.991%	6/15/2038	1.12	90	89,953
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	0.42	207	205,802
CS First Boston Mortgage Securities Corp. 2004-C2 A1	3.819%	5/15/2036	2.73	608	582,118
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	0.53	2,212	2,128,197
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	0.76	500	475,945
CS First Boston Mortgage Securities Corp. 2005-C2 A2	4.577%	4/15/2037	0.96	1,122	1,069,933
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	0.62	559	556,882
CW Capital Cobalt Ltd. 2007-C2 A1	5.064%	4/15/2047	1.70	891	871,615
GE Capital Commercial Mortgage Corp. 2003-C1 A2	4.093%	1/10/2038	0.64	181	178,800
GE Capital Commercial Mortgage Corp. 2004-C1 A2	3.915%	11/10/2038	1.42	12	11,366
GE Capital Commercial Mortgage Corp. 2004-C2 A2	4.119%	3/10/2040	1.21	238	233,652
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	0.27	474	471,707
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	0.69	1,750	1,690,841
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	0.96	490	488,327
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1.66	1,213	1,154,204
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	2.36	474	457,652
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	0.82	380	375,647
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A1	4.975%	11/10/2045	0.91	301	299,347
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	1.40	1,900	1,746,671
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	0.54	1,065	1,026,390
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1	5.233%	3/10/2039	1.39	1,816	1,791,073
Greenwich Capital Commercial Funding Corp. 2007-GG11 A1	5.358%	12/10/2049	2.48	1,090	1,058,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)  (continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. II 2004-GG2 A2	4.293%	8/10/2038	0.10	$31	$30,693
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	0.90	1,950	1,837,851
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	0.80	1,118	1,115,483
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	1.52	200	182,618
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 A1	4.278%	5/15/2041	0.11	49	48,928
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C3 A1	3.765%	1/15/2042	0.27	259	257,053
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C3 A2	4.223%	1/15/2042	0.66	809	785,906
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A1	4.116%	3/15/2046	0.00	10	10,248
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A2	4.851%	8/15/2042	1.17	395	359,823
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A2	5.437%	12/12/2044	1.31	870	807,339
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 ASB	5.49%	4/15/2043	3.39	990	859,734
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	1.97	786	763,365
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1.79	1,939	1,873,343
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	1.39	570	527,497
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	1.00	1,000	917,498
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	0.65	676	673,222
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A1	5.32%	6/12/2047	1.71	913	897,414
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A1	5.538%	2/12/2049	1.42	730	722,495
LB-UBS Commercial Mortgage Trust 2003-C7 A2	4.064%	9/15/2027	0.73	252	249,122
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	0.85	217	214,206
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	0.03	84	83,452
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	0.26	2,000	1,961,950
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	0.49	915	893,929
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	0.95	811	799,155
LB-UBS Commercial Mortgage Trust 2005-C5 A2	4.885%	9/15/2030	0.96	200	189,092
LB-UBS Commercial Mortgage Trust 2006-C3 A1	5.478%	3/15/2032	0.81	413	412,444
LB-UBS Commercial Mortgage Trust 2006-C6 A1	5.23%	9/15/2039	1.24	116	113,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)  (continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	1.16	$675	$606,439
Merrill Lynch Mortgage Trust 2005-CKII A1	5.077%	11/12/2037	0.42	519	518,024
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	2.88	70	64,200
Merrill Lynch Mortgage Trust 2005-MKB2 A1	4.446%	9/12/2042	0.16	9	9,014
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	0.93	958	956,745
Merrill Lynch Mortgage Trust 2006-C1 A2	5.795%#	5/12/2039	1.76	1,380	1,236,634
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1.62	1,605	1,461,324
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A1	5.549%	6/12/2050	1.52	1,205	1,192,477
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	0.71	1,839	1,820,237
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1.09	581	570,609
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	0.65	595	573,229
Morgan Stanley Capital I 2005-HQ6 A1	4.646%	8/13/2042	0.80	135	134,542
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	1.18	1,025	955,886
Morgan Stanley Capital I 2005-T19 A1	4.478%	6/12/2047	0.71	93	92,771
Morgan Stanley Capital I 2006-IQ12 A1	5.257%	12/15/2043	1.48	134	133,395
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	1.44	110	109,647
Morgan Stanley Capital I 2007-IQ14 A1	5.38%	4/15/2049	1.91	967	948,372
Wachovia Bank Commercial Mortgage Trust 2003-C3 A1	4.037%	2/15/2034	1.22	184	176,081
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	1.30	1,054	1,019,185
Wachovia Bank Commercial Mortgage Trust 2004-C14 A2	4.368%	8/15/2041	0.57	1,500	1,449,253
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	0.57	465	444,480
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	0.56	2,068	1,994,230

Total Non-Agency Commercial Mortgage-Backed Securities (cost $71,818,737)					70,163,559

Total Long-Term Investments (cost $110,518,859)					108,727,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)  (continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 4.63%

Repurchase Agreement
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $5,360,000 of U.S. Treasury Bill at 0.07% due 5/21/2009; value: $5,358,928; proceeds: $5,253,497 (cost $5,253,496)	$5,253	$5,253,496

Total Investments in Securities 100.56% (cost $115,772,355)		113,980,596

Liabilities in Excess of Foreign Cash and Other Assets(e) (0.56%)		(639,627)
Net Assets 100.00%		$113,340,969

#	Variable rate security. The interest rate represents the rate at March 31, 2009.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security pledged as collateral for open futures contracts as of March 31, 2009 (see Note 2(e)).
(d)	Security has been partially segregated to cover open forward foreign currency contracts as of March 31, 2009 (see Note 2(d)).
(e)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized depreciation on futures contracts and forward foreign currency contracts as follows:

Open Futures Contracts at March 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2009	205	Short	$(24,346,953)	$(476,285)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)  (continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2009

Open Forward Foreign Currency Contracts at March 31, 2009:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	04/03/2009	2,790,000	$768,595	$751,616	$(16,979)
Argentine Peso	Sell	04/03/2009	2,790,000	747,969	751,616	(3,647)
Argentine Peso	Buy	06/05/2009	7,260,000	1,863,928	1,858,254	(5,674)
Argentine Peso	Buy	06/05/2009	2,790,000	705,525	714,122	8,597
Brazilian Real	Buy	04/03/2009	3,250,000	1,382,979	1,400,690	17,711
Brazilian Real	Buy	04/03/2009	1,200,000	512,821	517,178	4,357
Brazilian Real	Sell	04/03/2009	260,000	113,661	112,055	1,606
Brazilian Real	Sell	04/03/2009	4,190,000	1,798,283	1,805,812	(7,529)
Brazilian Real	Buy	05/08/2009	4,630,000	1,947,014	1,979,183	32,169
Brazilian Real	Buy	05/08/2009	1,260,000	524,061	538,611	14,550
Brazilian Real	Sell	05/08/2009	420,000	172,875	179,537	(6,662)
Brazilian Real	Buy	06/30/2009	4,400,000	1,851,852	1,856,538	4,686
Chilean Peso	Buy	04/03/2009	544,200,000	876,681	933,642	56,961
Chilean Peso	Sell	04/03/2009	104,200,000	171,593	178,768	(7,175)
Chilean Peso	Sell	04/03/2009	440,000,000	756,014	754,875	1,139
Chilean Peso	Buy	05/08/2009	1,910,000,000	3,078,163	3,271,338	193,175
Chilean Peso	Buy	05/08/2009	400,000,000	686,342	685,097	(1,245)
Chilean Peso	Sell	05/08/2009	745,000,000	1,204,527	1,275,993	(71,466)
Chinese Yuan Renminbi	Buy	04/03/2009	13,300,000	1,928,375	1,946,270	17,895
Chinese Yuan Renminbi	Sell	04/03/2009	1,160,000	169,504	169,750	(246)
Chinese Yuan Renminbi	Sell	04/03/2009	12,140,000	1,775,503	1,776,520	(1,017)
Chinese Yuan Renminbi	Buy	06/05/2009	12,140,000	1,777,400	1,777,192	(208)
Chinese Yuan Renminbi	Buy	06/05/2009	12,430,000	1,808,658	1,819,646	10,988
Colombian Peso	Buy	04/03/2009	1,355,000,000	602,222	533,462	(68,760)
Colombian Peso	Buy	04/03/2009	580,000,000	235,964	228,345	(7,619)
Colombian Peso	Sell	04/03/2009	1,935,000,000	752,918	761,808	(8,890)
Colombian Peso	Buy	06/05/2009	3,760,000,000	1,425,863	1,465,162	39,299
Colombian Peso	Buy	06/05/2009	1,800,000,000	692,308	701,407	9,099
Czech Koruna	Buy	04/03/2009	66,250,000	3,259,533	3,216,485	(43,048)
Czech Koruna	Sell	04/03/2009	10,750,000	466,840	521,920	(55,080)
Czech Koruna	Sell	04/03/2009	2,700,000	121,523	131,087	(9,564)
Czech Koruna	Sell	04/03/2009	3,550,000	167,651	172,355	(4,704)
Czech Koruna	Sell	04/03/2009	2,400,000	110,135	116,522	(6,387)
Czech Koruna	Buy	05/07/2009	62,200,000	2,804,960	3,017,294	212,334
Czech Koruna	Buy	06/05/2009	52,850,000	2,426,538	2,562,082	135,544
Euro	Buy	04/03/2009	953,447	1,228,372	1,266,746	38,374
Euro	Buy	04/03/2009	371,866	466,840	494,059	27,219
Euro	Buy	04/03/2009	390,000	499,614	518,153	18,539
Euro	Sell	04/03/2009	453,683	569,500	602,762	(33,262)
Euro	Sell	04/03/2009	363,940	495,115	483,529	11,586
Euro	Sell	04/03/2009	360,000	484,898	478,294	6,604
Euro	Sell	04/03/2009	350,000	465,560	465,009	551
Euro	Buy	05/08/2009	362,639	459,590	481,773	22,183
Euro	Sell	05/08/2009	554,327	757,172	736,436	20,736
Hong Kong Dollar	Buy	04/03/2009	14,850,000	1,915,857	1,915,991	134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)  (continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar	Buy	04/03/2009	5,000,000	$644,804	$645,115	$311
Hong Kong Dollar	Sell	04/03/2009	2,400,000	309,530	309,655	(125)
Hong Kong Dollar	Sell	04/03/2009	17,450,000	2,251,622	2,251,451	171
Hong Kong Dollar	Buy	05/08/2009	71,800,000	9,257,432	9,265,699	8,267
Hong Kong Dollar	Sell	05/08/2009	1,800,000	232,244	232,288	(44)
Hong Kong Dollar	Sell	05/08/2009	1,800,000	232,239	232,287	(48)
Hong Kong Dollar	Sell	05/08/2009	900,000	116,105	116,144	(39)
Hong Kong Dollar	Sell	05/08/2009	3,300,000	425,828	425,861	(33)
Hong Kong Dollar	Buy	06/30/2009	16,570,000	2,139,553	2,139,099	(454)
Hungarian Forint	Buy	04/03/2009	591,000,000	2,789,183	2,549,761	(239,422)
Hungarian Forint	Sell	04/03/2009	291,000,000	1,188,289	1,255,466	(67,177)
Hungarian Forint	Buy	05/08/2009	168,000,000	757,172	718,635	(38,537)
Hungarian Forint	Buy	05/08/2009	713,600,000	3,025,780	3,052,488	26,708
Hungarian Forint	Sell	05/08/2009	41,600,000	172,683	177,948	(5,265)
Hungarian Forint	Sell	05/08/2009	38,000,000	165,412	162,548	2,864
Hungarian Forint	Sell	05/08/2009	42,000,000	170,123	179,659	(9,536)
Hungarian Forint	Sell	05/08/2009	112,000,000	459,590	479,090	(19,500)
Indian Rupee	Buy	04/02/2009	12,000,000	244,998	236,523	(8,475)
Indian Rupee	Buy	04/02/2009	29,300,000	596,013	577,511	(18,502)
Indian Rupee	Sell	04/02/2009	8,800,000	168,808	173,450	(4,642)
Indian Rupee	Sell	04/02/2009	32,500,000	639,386	640,583	(1,197)
Indian Rupee	Buy	05/08/2009	131,275,000	2,638,693	2,577,051	(61,642)
Indian Rupee	Buy	06/30/2009	33,700,000	650,077	658,417	8,340
Indonesian Rupiah	Buy	04/03/2009	19,250,000,000	1,705,049	1,665,518	(39,531)
Indonesian Rupiah	Buy	04/03/2009	5,600,000,000	466,666	484,514	17,848
Indonesian Rupiah	Buy	04/03/2009	7,450,000,000	602,751	644,577	41,826
Indonesian Rupiah	Buy	04/03/2009	5,500,000,000	440,000	475,862	35,862
Indonesian Rupiah	Sell	04/03/2009	2,000,000,000	163,265	173,040	(9,775)
Indonesian Rupiah	Sell	04/03/2009	9,600,000,000	797,342	830,596	(33,254)
Indonesian Rupiah	Sell	04/03/2009	26,200,000,000	2,268,398	2,266,834	1,564
Indonesian Rupiah	Buy	06/05/2009	15,300,000,000	1,167,672	1,301,602	133,930
Indonesian Rupiah	Buy	06/30/2009	23,400,000,000	1,981,371	1,977,019	(4,352)
Israeli New Shekel	Buy	04/03/2009	12,680,000	3,252,283	3,005,111	(247,172)
Israeli New Shekel	Sell	04/03/2009	730,000	173,603	173,007	596
Israeli New Shekel	Sell	04/03/2009	4,900,000	1,203,192	1,161,281	41,911
Israeli New Shekel	Sell	04/03/2009	7,050,000	1,675,699	1,670,823	4,876
Israeli New Shekel	Buy	05/08/2009	4,790,000	1,182,307	1,135,416	(46,891)
Israeli New Shekel	Buy	05/08/2009	9,880,000	2,348,746	2,341,944	(6,802)
Malaysian Ringgit	Buy	04/03/2009	5,315,000	1,487,129	1,457,917	(29,212)
Malaysian Ringgit	Sell	04/03/2009	5,315,000	1,462,173	1,457,917	4,256
Malaysian Ringgit	Buy	05/08/2009	3,650,000	1,004,203	1,000,208	(3,995)
Malaysian Ringgit	Sell	05/08/2009	635,000	168,905	174,008	(5,103)
Malaysian Ringgit	Buy	06/30/2009	5,315,000	1,457,162	1,456,161	(1,001)
Mexican Peso	Buy	04/03/2009	52,640,000	3,743,023	3,715,501	(27,522)
Mexican Peso	Sell	04/03/2009	4,500,000	310,552	317,625	(7,073)
Mexican Peso	Sell	04/03/2009	48,140,000	3,423,435	3,397,877	25,558
Mexican Peso	Buy	05/08/2009	143,000,000	9,913,344	10,027,650	114,306
Mexican Peso	Buy	05/08/2009	2,500,000	172,801	175,308	2,507
Mexican Peso	Sell	05/08/2009	2,620,000	173,871	183,723	(9,852)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)  (continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Mexican Peso	Sell	05/08/2009	9,940,000	$666,929	$697,027	$(30,098)
Mexican Peso	Sell	05/08/2009	2,640,000	179,896	185,126	(5,230)
Mexican Peso	Sell	05/08/2009	2,560,000	166,607	179,516	(12,909)
Mexican Peso	Sell	05/08/2009	3,500,000	226,449	245,432	(18,983)
Mexican Peso	Sell	05/08/2009	1,700,000	110,073	119,209	(9,136)
Mexican Peso	Sell	05/08/2009	4,040,000	281,311	283,299	(1,988)
Mexican Peso	Buy	06/30/2009	50,240,000	3,521,684	3,493,069	(28,615)
New Romanian Leu	Buy	04/03/2009	5,410,000	1,617,339	1,695,614	78,275
New Romanian Leu	Buy	05/08/2009	2,460,000	709,957	761,434	51,477
New Romanian Leu	Buy	06/05/2009	1,680,000	478,088	514,466	36,378
New Romanian Leu	Buy	06/05/2009	1,765,000	542,659	540,495	(2,164)
New Turkish Lira	Buy	04/03/2009	7,755,000	4,751,838	4,661,489	(90,349)
New Turkish Lira	Sell	04/03/2009	400,000	233,659	240,438	(6,779)
New Turkish Lira	Sell	04/03/2009	290,000	165,700	174,317	(8,617)
New Turkish Lira	Buy	05/08/2009	6,410,000	3,856,799	3,818,159	(38,640)
New Turkish Lira	Sell	05/08/2009	290,000	168,545	172,740	(4,195)
New Turkish Lira	Buy	06/05/2009	4,640,000	2,628,895	2,745,277	116,382
Peruvian Nuevo Sol	Buy	04/03/2009	6,430,000	2,031,596	2,038,336	6,740
Peruvian Nuevo Sol	Sell	04/03/2009	400,000	122,044	126,801	(4,757)
Peruvian Nuevo Sol	Sell	04/03/2009	360,000	111,042	114,121	(3,079)
Peruvian Nuevo Sol	Sell	04/03/2009	5,670,000	1,791,469	1,797,412	(5,943)
Peruvian Nuevo Sol	Buy	06/30/2009	5,670,000	1,775,759	1,779,162	3,403
Philippine Peso	Buy	04/03/2009	63,450,000	1,315,298	1,312,861	(2,437)
Philippine Peso	Buy	04/03/2009	18,500,000	386,787	382,789	(3,998)
Philippine Peso	Buy	04/03/2009	25,000,000	514,086	517,282	3,196
Philippine Peso	Sell	04/03/2009	5,450,000	111,593	112,767	(1,174)
Philippine Peso	Sell	04/03/2009	101,500,000	2,100,449	2,100,164	285
Philippine Peso	Buy	06/05/2009	103,000,000	2,114,339	2,119,826	5,487
Philippine Peso	Buy	06/05/2009	68,400,000	1,363,120	1,407,729	44,609
Polish Zloty	Buy	04/03/2009	2,160,000	569,500	620,959	51,459
Polish Zloty	Buy	04/03/2009	1,675,000	495,115	481,530	(13,585)
Polish Zloty	Buy	04/03/2009	24,540,000	7,767,543	7,054,784	(712,759)
Polish Zloty	Sell	04/03/2009	850,000	230,797	244,359	(13,562)
Polish Zloty	Sell	04/03/2009	650,000	179,931	186,863	(6,932)
Polish Zloty	Sell	04/03/2009	4,260,000	1,228,372	1,224,669	3,703
Polish Zloty	Sell	04/03/2009	660,000	181,843	189,737	(7,894)
Polish Zloty	Sell	04/03/2009	480,000	127,210	137,991	(10,781)
Polish Zloty	Sell	04/03/2009	600,000	166,540	172,489	(5,949)
Polish Zloty	Sell	04/03/2009	570,000	170,254	163,864	6,390
Polish Zloty	Buy	05/08/2009	13,100,000	3,956,747	3,759,257	(197,490)
Russian Ruble	Buy	05/08/2009	72,000,000	1,850,900	2,096,929	246,029
Russian Ruble	Buy	06/05/2009	11,700,000	306,458	337,551	31,093
Singapore Dollar	Buy	04/03/2009	9,120,000	6,127,586	5,996,098	(131,488)
Singapore Dollar	Sell	04/03/2009	375,000	248,744	246,550	2,194
Singapore Dollar	Sell	04/03/2009	265,000	170,633	174,229	(3,596)
Singapore Dollar	Sell	04/03/2009	340,000	221,917	223,539	(1,622)
Singapore Dollar	Sell	04/03/2009	8,140,000	5,352,245	5,351,780	465
Singapore Dollar	Buy	05/08/2009	7,100,000	4,736,491	4,664,276	(72,215)
Singapore Dollar	Buy	06/30/2009	8,140,000	5,349,354	5,347,181	(2,173)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)  (concluded)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
South African Rand	Buy	04/03/2009	42,930,000	$4,203,055	$4,530,944	$327,889
South African Rand	Sell	04/03/2009	1,750,000	174,256	184,700	(10,444)
South African Rand	Sell	04/03/2009	2,430,000	240,928	256,468	(15,540)
South African Rand	Sell	04/03/2009	1,200,000	112,708	126,651	(13,943)
South African Rand	Buy	05/08/2009	22,550,000	2,210,524	2,360,036	149,512
South African Rand	Buy	05/08/2009	4,475,000	463,826	468,344	4,518
Taiwan Dollar	Buy	04/03/2009	29,000,000	873,231	855,190	(18,041)
Taiwan Dollar	Sell	04/03/2009	4,000,000	115,108	117,957	(2,849)
Taiwan Dollar	Sell	04/03/2009	25,000,000	733,138	737,233	(4,095)
Taiwan Dollar	Buy	06/30/2009	25,000,000	733,999	739,142	5,143
Thailand Baht	Buy	04/03/2009	80,150,000	2,286,733	2,259,795	(26,938)
Thailand Baht	Buy	04/03/2009	6,000,000	166,021	169,167	3,146
Thailand Baht	Sell	04/03/2009	86,150,000	2,425,941	2,428,963	(3,022)
Thailand Baht	Buy	06/30/2009	85,000,000	2,378,221	2,377,445	(776)

Net Unrealized Depreciation on Forward Foreign Currency Contracts						$(304,610)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC.- GLOBAL ALLOCATION FUND March 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.86%

Lord Abbett Affiliated Fund, Inc. - Class I(a)	685,455	$4,921
Lord Abbett Securities Trust - All Value Fund - Class I(a)	619,913	4,910
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(b)	1,105,319	6,179
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(c)	378,703	4,859
Lord Abbett Investment Trust - High Yield Fund - Class I(d)	1,635,595	9,176
Lord Abbett Securities Trust - International Core Equity Fund -Class I(e)	412,435	3,134
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(f)	3,537,760	19,210
Lord Abbett Securities Trust - International Opportunities Fund - Class I(g)	920,089	6,266
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(h)	257,391	4,924

Total Investments in Underlying Funds 99.86% (cost $98,572,085)		63,579

Investments	Principal Amount (000)
SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $40,000 of U.S. Treasury Bill at 0.18% due 5/14/2009; value: $39,992; proceeds: $36,893 (cost $36,893)	$37	37

Total Investments in Securities 99.92% (cost $98,608,978)		63,616

Foreign Cash and Other Assets in Excess of Liabilities 0.08%		50
Net Assets 100.00%		$63,666

*	Non-income producing security.
(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)	Fund investment objective is to seek high total return.
(c)	Fund investment objective is capital appreciation.
(d)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek long-term capital appreciation.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (“the Funds”): Lord Abbett Developing Local Markets Fund (“Developing Local Markets Fund”); and Lord Abbett Global Allocation Fund (“Global Allocation Fund”). Developing Local Markets Fund is non-diversified and Global Allocation Fund is diversified as defined in the Act.

Developing Local Markets Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation—Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions—The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)   Forward Foreign Currency Exchange Contracts—Developing Local Markets Fund may invest substantially in forward foreign currency contracts or other derivatives, such as options, futures contracts, and swap agreements.  U.S. fixed income instruments are used to “cover” the Fund’s net exposure under forward contracts and other instruments that provide investment exposure to the currencies of developing markets.  A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement rather than physical delivery.  The contracts are valued daily at forward exchange rates.

(e)   Futures Contracts—Developing Local Markets Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(f)    When-Issued or Forward Transactions—Developing Local Markets Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund is custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

1

Notes to Schedule of Investments (unaudited)(continued)

(g)   Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(h)   Fair Value Measurements—In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•      Level 1 — quoted prices in active markets for identical investments;

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•      Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing each Fund’s investments carried at value:

	Developing Local Markets Fund		Global Allocation Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities
Level 1 - Quoted Prices	$5,253,496	$(780,895)	$63,615,575
Level 2 - Other Significant Observable Inputs	108,727,100	—	—
Total	$113,980,596	$(780,895)	$63,615,575

* Other Financial Instruments include futures and forward currency contracts.

(i) Disclosures about Derivative Instruments and Hedging Activities-Developing Local Markets Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective January 1, 2009.

The Developing Local Markets Fund entered into forward foreign currency exchange contracts during the period ended March 31, 2009 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Developing Local Market Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Developing Local Market Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Developing Local Market Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.  The Developing Local Markets Fund’s risk of loss from counterparty credit risk is the fair value of the foreign currency exchange contracts.

The Developing Local Markets Fund entered into a U.S. Treasury futures contract during the period ended March 31, 2009 (as described in note 2(e)) to hedge against changes in interest rates. The Developing Local Markets Fund bears the risk of interest rates moving unexpectedly, in which case the Developing Local Markets Fund may not achieve the anticipated benefits of the futures contract and realize a loss.  There is minimal counterparty credit risk to the Developing Local Markets Fund since futures were exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

At March 31, 2009, the Developing Local Markets Fund had following derivatives (not designated as hedging instruments under SFAS 133):

Asset Derivatives
Forward Foreign Currency Contracts	$2,555,512
Total Value	$2,555,512

Liability Derivatives
Forward Foreign Currency Contracts	$2,860,122
Futures Contract	476,285
Total Value	$3,336,407

2

Notes to Schedule of Investments (unaudited)(continued)

3.     FEDERAL TAX INFORMATION

As of March 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Developing Local Markets Fund	Global Allocation Fund
Tax cost	$115,827,538	$98,853,180
Gross unrealized gain	344,240	—
Gross unrealized loss	(2,191,182)	(35,237,605)
Net unrealized security loss	$(1,846,942)	$(35,237,605)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization.

4.     TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers during the period ended March 31, 2009:

Affiliated Issuer	Balance of Shares Held at 12/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2009	Value at 3/31/2009	Net Realized Loss 1/1/2009 to 3/31/2009	Dividend Income 1/1/2009 to 3/31/2009
Lord Abbett Affiliated Fund, Inc. — Class I	635,922	64,429	(14,896)	685,455	$4,921,567	$(44,985)	$18,320
Lord Abbett Securities Trust — All Value Fund — Class I	631,200	—	(11,287)	619,913	4,909,711	(30,361)	—
Lord Abbett Global Fund, Inc. — Developing Local Markets Fund — Class I	1,227,489	12,149	(134,319)	1,105,319	6,178,731	(236,874)	65,999
Lord Abbett Research Fund, Inc. — Growth Opportunities Fund — Class I	410,143	—	(31,440)	378,703	4,858,756	(235,656)	—
Lord Abbett Investment Trust — High Yield Fund — Class I	1,920,004	62,094	(346,503)	1,635,595	9,175,687	(566,640)	280,770
Lord Abbett Securities Trust — International Core Equity Fund — Class I	412,435	—	—	412,435	3,134,502	—	—
Lord Abbett Securities Trust — International Dividend Income Fund — Class I	3,309,856	248,831	(20,927)	3,537,760	19,210,038	(81,197)	214,790
Lord Abbett Securities Trust — International Opportunities Fund — Class I	891,587	28,502	—	920,089	6,265,805	—	—
Lord Abbett Research Fund, Inc. — Large Cap Core Fund — Class I	257,391	—	—	257,391	4,923,885	—	—
					$63,578,682	$(1,195,713)	$579,879

3

Notes to Schedule of Investments (unaudited)(concluded)

5.     RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

4

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of March 31, 2009, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	7.74%
Lord Abbett Securities Trust - All Value Fund - Class I	7.72%
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I	9.72%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	7.64%
Lord Abbett Investment Trust - High Yield Fund - Class I	14.43%
Lord Abbett Securities Trust - International Core Equity Fund — Class I	4.93%
Lord Abbett Securities Trust - International Dividend Income Fund — Class I	30.22%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	9.86%
Lord Abbett Research Fund, Inc. - Large Cap Core Fund — Class I	7.74%

The Ten Largest Holdings and the Holdings by Sector, as of March 31, 2009, for each Underlying Fund are presented below. Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Bank of New York Mellon Corp. (The)	5.08%
JPMorgan Chase & Co.	5.07%
Wells Fargo & Co.	3.16%
Coca-Cola Enterprises, Inc.	3.11%
Target Corp.	3.09%
Kohl’s Corp.	2.85%
Home Depot, Inc. (The)	2.80%
Goldman Sachs Group, Inc. (The)	2.64%
Boston Scientific Corp.	2.51%
Best Buy Co., Inc.	2.39%

Holdings by Sector*	% of Investments
Auto & Transportation	2.24%
Consumer Discretionary	21.72%
Consumer Staples	7.27%
Financial Services	28.68%
Healthcare	12.86%
Integrated Oils	4.70%
Materials & Processing	3.25%
Other Energy	4.86%
Producer Durables	3.69%
Technology	4.60%
Utilities	2.23%
Short-Term Investment	3.90%
Total	100.00%

*A sector may comprise several industries.

5

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - All Value Fund

Ten Largest Holdings	% of Investments
Abbott Laboratories	3.38%
Amgen, Inc.	2.67%
DaVita, Inc.	2.66%
Watson Pharmaceuticals, Inc.	2.56%
Cullen/Frost Bankers, Inc.	2.20%
Kroger Co. (The)	2.10%
Schering-Plough Corp.	2.09%
Bank of New York Mellon Corp. (The)	2.04%
Aon Corp.	2.02%
Archer Daniels Midland Co.	1.93%

Holdings by Sector*	% of Investments
Auto & Transportation	7.03%
Consumer Discretionary	8.30%
Consumer Staples	5.04%
Financial Services	14.64%
Healthcare	21.08%
Integrated Oils	2.03%
Materials & Processing	9.91%
Other	1.52%
Other Energy	9.37%
Producer Durables	11.86%
Technology	3.65%
Utilities	2.60%
Short-Term Investment	2.97%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Global Fund, Inc. - Developing Local Markets Fund

Ten Largest Holdings	% of Investments
CS First Boston Mortgage Securities Corp. 2004-C5 A2, 4.183%, 11/15/2037	1.87%
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2, 4.38%, 10/15/2041	1.75%
LB-UBS Commercial Mortgage Trust 2004-C6 A2, 4.187%, 8/15/2029	1.72%
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1, 4.475%, 7/15/2041	1.64%
GS Mortgage Securities Corp. II 2005-GG4 A2, 4.475%, 7/10/2039	1.61%
Morgan Stanley Capital I 2003-IQ4 A1, 3.27%, 5/15/2040	1.60%
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1, 5.233%, 3/10/2039	1.57%
Banc of America Commercial Mortgage, Inc. 2005-3 A2, 4.501%, 7/10/2043	1.55%
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2, 5.147%, 11/10/2045	1.53%
GE Capital Commercial Mortgage Corp. 2005-C1 A2, 4.353%, 6/10/2048	1.48%

6

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.24%
Asset Backed	23.45%
Banking	7.56%
Basic Industry	0.02%
Capital Goods	0.56%
Consumer Non-Cyclical	0.37%
Energy	0.49%
Finance & Investment	2.53%
Foreign Sovereign	0.11%
Government Guaranteed	4.73%
Media	0.38%
Mortgage Backed	52.60%
Service Non-Cyclical	0.41%
Sovereign	0.64%
Technology & Electronics	0.40%
Telecommunications	0.90%
Short-Term Investment	4.61%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. - Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Northern Trust Corp.	2.48%
Kohl’s Corp.	1.92%
American Tower Corp. Class A	1.69%
Express Scripts, Inc.	1.58%
Intuit, Inc.	1.48%
Broadcom Corp. Class A	1.46%
Quest Diagnostics, Inc.	1.39%
Allergan, Inc.	1.30%
TJX Companies, Inc. (The)	1.27%
Fiserv, Inc.	1.25%

Holdings by Sector*	% of Investments
Auto & Transportation	1.91%
Consumer Discretionary	24.71%
Consumer Staples	3.56%
Financial Services	8.10%
Healthcare	14.84%
Integrated Oils	1.57%
Materials & Processing	7.65%
Other Energy	7.94%
Producer Durables	8.36%
Technology	17.59%
Utilities	2.51%
Short-Term Investment	1.26%
Total	100.00%

*A sector may comprise several industries.

7

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - High Yield Fund

Ten Largest Holdings	% of Investments
HCA, Inc., 9.125%, 11/15/2014	2.44%
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	2.19%
El Paso Corp., 8.05%, 10/15/2030	1.99%
Inergy Finance LP, 8.25%, 3/1/2016	1.98%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	1.86%
Edison Mission Energy, 7.75%, 6/15/2016	1.49%
Wind Acquisition Finance SA, 10.75%, 12/1/2015	1.48%
Mediacom Communications Corp., 9.50%, 1/15/2013	1.46%
Community Health Systems, 8.875%, 7/15/2015	1.35%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	1.31%

Holdings by Sector*	% of Investments
Agency	0.01%
Asset Backed	1.41%
Banking	2.22%
Basic Industry	9.94%
Brokerage	0.43%
Capital Goods	7.61%
Consumer Cyclical	6.55%
Consumer Non-Cyclical	6.51%
Energy	12.06%
Finance & Investment	0.60%
Government Guaranteed	0.58%
Insurance	0.24%
Media	7.18%
Services Cyclical	8.92%
Services Non-Cyclical	9.58%
Technology & Electronics	2.11%
Telecommunications	11.39%
Utility	5.35%
Short-Term Investment	7.31%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust - International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.48%
Honda Motor Co., Ltd.	2.37%
Nestle SA	2.01%
Deutsche Telekom AG	1.85%
AngloGold Ashanti Ltd. ADR	1.81%
France Telecom SA	1.78%
KDDI Corp.	1.76%
Man Group plc	1.73%
Nintendo Co., Ltd.	1.71%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.71%

8

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*
Consumer Discretionary	6.03%
Consumer Staples	15.06%
Energy	9.95%
Financials	19.68%
Healthcare	8.39%
Industrials	9.36%
Information Technology	8.78%
Materials	5.75%
Telecommunication Services	7.91%
Utilities	5.30%
Short-Term Investment	3.79%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust - International Dividend Income Fund

Ten Largest Holdings	% of Investments
Canon, Inc.	2.46%
Bell Aliant Regional Communications Income Fund Unit	2.31%
Eni SpA ADR	2.12%
Imperial Tobacco Group plc	2.09%
TOTAL SA ADR	1.96%
OPAP SA	1.89%
Deutsche Telekom AG	1.86%
Rio Tinto plc	1.84%
Fletcher Building Ltd.	1.81%
France Telecom SA	1.74%

Holdings by Sector*	% of Investments
Auto	2.44%
Basic Industry	2.09%
Consumer Cyclical	1.89%
Consumer Discretionary	3.13%
Consumer Services	4.87%
Consumer Staples	6.47%
Energy	3.39%
Financial Services	22.41%
Healthcare	7.58%
Integrated Oils	6.67%
Materials & Processing	8.49%
Other	2.99%
Producer Durables	7.08%
Technology	1.70%
Telecommunications	10.72%
Transportation	1.02%
Utilities	4.78%
Short-Term Investment	2.28%
Total	100.00%

*A sector may comprise several industries.

9

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Davide Campari-Milano SpA	2.14%
Britvic plc	1.87%
Intertek Group plc	1.80%
Rheinmetall AG	1.71%
Fresenius Medical Care AG & Co. ADR	1.70%
Symrise GmbH & Co. AG	1.70%
Azimut Holding SpA	1.70%
Terna-Rete Elettrica Nationale SpA	1.69%
Capcom Co., Ltd.	1.58%
Syngenta AG	1.57%

Holdings by Sector*	% of Investments
Basic Materials	11.40%
Consumer Cyclical	11.09%
Consumer Non-Cyclical	10.42%
Diversified Financials	4.43%
Energy	6.24%
Healthcare	7.71%
Industrial Goods & Services	14.18%
Non-Property Financials	5.52%
Property & Property Services	3.74%
Technology	7.76%
Telecommunications	1.01%
Transportation	2.01%
Utilities	7.63%
Short-Term Investment	6.86%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. - Large Cap Core Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	3.67%
Monsanto Co.	3.42%
AT&T, Inc.	2.81%
Wal-Mart Stores, Inc.	2.52%
JPMorgan Chase & Co.	2.44%
Aon Corp.	2.20%
Activision Blizzard, Inc.	2.00%
Praxair, Inc.	1.97%
Kohl’s Corp.	1.76%
Hewlett-Packard Co.	1.76%

Holdings by Sector*	% of Investments
Auto & Transportation	1.49%
Consumer Discretionary	14.00%
Consumer Staples	6.90%
Financial Services	16.11%
Healthcare	10.81%
Integrated Oils	8.60%
Materials & Processing	8.55%
Other Energy	4.75%
Producer Durables	3.74%
Technology	17.99%
Utilities	5.28%
Short-Term Investment	1.78%
Total	100.00%

*A sector may comprise several industries.

10

Item 2:           Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2009